Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity
Schedule of proposal for the distribution of profits

Skr mn
At the disposal of the Annual General Meeting	17,278
The Board of Directors proposes that the Annual General Meeting dispose of these funds as follows:
- dividend to the shareholder of Skr 58.45 per share, amounting to	233
Remaining disposable funds to be carried forward	17,045